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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                      	Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Interest Shares
          SCHEDULE OF INVESTMENTS 3/31/06 (unaudited)

Principal
Amount                                                       Value
          ASSET BACKED SECURITIES - 2.2 %
          Diversified Financials - 1.4 %
          Diversified Finance Services - 1.4 %
262,891   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)257,494
634,448   PF Export Receivable Master Trust, 6.436%, 6/1/1$621,759
403,195   Power Receivables Finance, 6.29%, 1/1/12 (144A)  404,819
                                                          $1,284,072
          Total Diversified Financials                    $1,284,072
          Utilities - 0.8 %
          Electric Utilities - 0.7 %
400,995   FPL Energy America Wind LLC, 6.639%, 6/20/23 (14$408,269
304,850   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)  304,850
                                                          $713,119
          Total Utilities                                 $713,119
          TOTAL ASSET BACKED SECURITIES - 2.2 %
          (Cost   $2,021,423)                             $1,997,191
          Collateralized Mortgage Obligations - 1.2 %
          Diversified Financials - 0.1 %
          Diversified Finance Services - 0.1 %
120,000   Global Signal, 7.036%, 2/15/36 (144A)           $121,289
          Total Diversified Financials                    $121,289
          Government - 1.1 %
963,243   Freddie Mac, 6.1%, 9/15/18                      $963,391
          Total Government                                $963,391
          TOTAL Collateralized Mortgage Obligations - 1.2 %
          (Cost   $1,091,159)                             $1,084,680
          CORPORATE BONDS - 22.9 %
          Energy - 1.7 %
          Oil & Gas Equipment And Services - 0.3 %
275,000   Holly Energy Partners LP, 6.25%, 3/1/15         $259,875
          Oil & Gas Exploration & Production - 0.9 %
750,000   Gazprom International SA., 7.201%, 2/1/20 (144A)$784,875
          Oil & Gas Refining & Marketing - 0.5 %
115,000   Boardwalk Pipelines LLC, 5.5%, 2/1/17           $110,903
335,000   Semco Energy, Inc., 7.125%, 5/15/08              336,871
                                                          $447,774
          Total Energy                                    $1,492,524
          Materials - 2.1 %
          Aluminum - 0.6 %
590,000   Novelis Inc., 7.25%, 02/15/15 (Reg S)           $566,400
          Commodity Chemicals - 0.8 %
200,000   Invista, 9.25%, 5/1/12 (144A)                   $214,000
500,000   Nova Chemicals, Ltd., 6.5%, 1/15/12              465,000
                                                          $679,000
          Paper Packaging - 0.3 %
296,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06     $297,850
          Paper Products - 0.4 %
375,000   Bowater Inc., 9.375%, 12/15/21                  $382,500
          Total Materials                                 $1,925,750
          Capital Goods - 1.3 %
          Electrical Component & Equipment - 0.2 %
160,000   Orcal Geothermal, 6.21%, 12/30/20 (144A)        $157,738
          Trading Companies & Distributors - 1.1 %
750,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $713,998
325,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)        287,285
                                                          $1,001,283
          Total Capital Goods                             $1,159,021
          Automobiles & Components - 0.6%
          Automobile Manufacturers -0.6%
575,000   Ford Motor Credit Co., 5.7%, 1/15/10            $510,268
          Total Automobiles & Components                  $510,268
          Consumer Durables & Apparel - 0.2 %
          Home Furnishings - 0.2 %
185,000   Mohawk Industries Inc., 6.125%, 1/15/16         $183,173
          Total Consumer Durables & Apparel               $183,173
          Media - 1.2 %
          Broadcasting & Cable Television - 1.2 %
1,000,000 Comcast Cable Corp., 7.125%,  6/15/13           $1,058,731
          Total Media                                     $1,058,731
          Health Care Equipment & Services - 1.8 %
          Health Care Facilities - 0.9 %
840,000   HCA, Inc., 6.3%, 10/1/12                        $819,876
          Health Care Supplies - 0.9 %
750,000   Bausch & Lomb, 7.125%, 8/1/28                   $768,974
          Total Health Care Equipment & Services          $1,588,850
          Diversified Financials - 1.9 %
          Consumer Finance - 0.8 %
815,000   SLM Corp., Floating Rate Note, 7/25/14          $755,896
          Investment Banking & Brokerage - 0.5 %
475,000   E*Trade Financial Corp., 8.0%, 6/15/11          $493,406
          Other Diversified Finance Services - 0.6 %
525,000   Bombardier Capital, Inc., 7.09%, 3/30/07        $525,984
          Total Diversified Financials                    $1,775,286
          Insurance - 6.1 %
          Life & Health Insurance - 1.8 %
725,000   Presidential Life Corp., 7.875%, 2/15/09        $725,000
900,000   Provident Co., Inc., 7.0%, 7/15/18               912,300
                                                          $1,637,300
          Multi-Line Insurance - 1.6 %
750,000   Hanover Insurance Group, 7.625%, 10/15/25       $757,814
700,000   Loew Corp., 5.25%, 3/15/16                       667,629
                                                          $1,425,443
          Property & Casualty Insurance - 1.4 %
750,000   Kingsway America, Inc., 7.5%, 2/1/14            $755,532
450,000   Ohio Casualty Corp., 7.3%, 6/15/14               469,053
                                                          $1,224,585
          Reinsurance - 1.3 %
700,000   Odyssey Re Holdings, 7.65%, 11/1/13             $702,089
520,000   Platinum Underwriters HD 7.50%, 6/1/17           521,870
                                                          $1,223,959
          Total Insurance                                 $5,511,287
          Real Estate - 2.1 %
          Real Estate Management & Development - 1.3 %
1,100,000 Forest City Enterprises, 7.625%, 6/1/15         $1,160,500
          Real Estate Investment Trust - 0.8 %
550,000   Health Care REIT, Inc., 6.2%, 6/1/16            $546,527
135,000   Trustreet Properties Inc., 7.5%, 4/1/15          135,337
                                                          $681,864
          Total Real Estate                               $1,842,364
          Technology Hardware & Equipment - 1.8 %
          Communications Equipment - 0.9 %
755,000   Corning, Inc., 5.9%, 3/15/14                    $745,551
          Computer Hardware - 0.9 %
800,000   NCR Corp., 7.125%, 6/15/09                      $824,426
          Total Technology Hardware & Equipment           $1,569,977
          Semiconductors - 0.2 %
225,000   Chartered Semiconductor, 6.375%, 8/3/15         $221,765
          Total Semiconductors                            $221,765
          Telecommunication Services - 0.2 %
          Integrated Telecommunication Services - 0.2 %
150,000   AT&T Corp., 7.5%, 6/1/2006                      $150,478
          Total Telecommunication Services                $150,478
          Utilities - 1.7 %
          Electric Utilities - 1.7 %
249,470   Crocket Cogeneration, 5.869%, 3/30/25 (144A)    $239,625
220,000   Entergy Gulf States, 5.7%, 6/1/15                210,878
550,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A) 531,619
500,000   MSW Energy Holdings, 7.375%, 9/1/10              515,000
                                                          $1,497,122
          Total Utilities                                 $1,497,122
          TOTAL CORPORATE BONDS - 22.9 %
          (Cost   $20,437,134)                            $20,486,596
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.1 %
971,323   Federal Home Loan Mortgage Corp., 4.5%, 11/1/20 $927,373
906,255   Federal Home Loan Mortgage Corp., 4.5%, 3/1/20  $865,249
549,278   Federal Home Loan Mortgage Corp., 4.5%, 4/1/20  $524,424
219,905   Federal Home Loan Mortgage Corp., 4.5%, 4/1/35  $203,308
220,921   Federal Home Loan Mortgage Corp., 5.0%, 11/1/34 $210,588
1,285,221 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35  $1,223,149
766,882   Federal Home Loan Mortgage Corp., 5.0%, 7/1/35  $729,844
1,288,034 Federal Home Loan Mortgage Corp., 5.5%, 6/1/35  $1,257,978
788,870   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33  $771,749
265,536   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34  $265,861
589,305   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33 $589,986
112,247   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33  $112,422
224,995   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33  $225,436
374,008   Federal Home Loan Mortgage Corp., 6.0%, 4/1/35  $374,252
405,395   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35  $405,660
1,324,921 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34  $1,326,541
24,073    Federal Home Loan Mortgage Corp., 7.0%, 11/1/30 $ 24,793
458,374   Federal Home Loan Mortgage Corp., Pool  5.5%, 11$448,222
133,664   Federal Home Loan Mortgage Corp., Pool  6.0%, 4/$133,819
204,249   Federal Home Loan Mortgage Corp., Pool  6.0%, 5/$204,499
2,076,086 Federal Home Loan Mortgage Corp., Pool  6.0%, 7/$2,078,624
440,388   Federal Home Loan Mortgage Corp., Pool 6.00%, 11$440,897
515,409   Federal Home Loan Mortgage Corp., Pool 6.50%, 11$528,505
313,116   Federal National Mortgage Association, 5.0%, 10/$305,394
284,690   Federal National Mortgage Association, 5.5%, 12/$283,173
437,153   Federal National Mortgage Association, 5.5%, 3/1$430,118
333,714   Federal National Mortgage Association, 5.5%, 4/1$332,028
2,000,000 Federal National Mortgage Association, 5.5%, 4/1$1,951,876
490,864   Federal National Mortgage Association, 5.5%, 6/1$480,099
1,376,880 Federal National Mortgage Association, 5.5%, 9/1$1,368,992
182,834   Federal National Mortgage Association, 6.0% 11/1$183,006
149,611   Federal National Mortgage Association, 6.0% 2/1/$149,751
360,904   Federal National Mortgage Association, 6.0%, 2/1$361,385
509,814   Federal National Mortgage Association, 6.0%, 2/1$510,292
327,585   Federal National Mortgage Association, 6.0%, 5/1$327,760
1,019,557 Federal National Mortgage Association, 6.0%, 7/1$1,020,103
400,977   Federal National Mortgage Association, 6.0%, 9/1$401,192
733,384   Federal National Mortgage Association, 6.5% 12/1$750,332
112,793   Federal National Mortgage Association, 6.5% 9/1/$115,399
22,679    Federal National Mortgage Association, 6.5%, 1/1$ 23,202
19,360    Federal National Mortgage Association, 6.5%, 10/$ 19,808
28,539    Federal National Mortgage Association, 6.5%, 10/$ 29,178
306,587   Federal National Mortgage Association, 6.5%, 2/1$313,457
220,625   Federal National Mortgage Association, 6.5%, 3/1$225,569
28,139    Federal National Mortgage Association, 6.5%, 5/1$ 28,789
111,848   Federal National Mortgage Association, 6.5%, 6/1$114,425
423,401   Federal National Mortgage Association, 6.5%, 7/1$432,010
189,861   Federal National Mortgage Association, 7.0%, 12/$195,738
338,799   Government National Mortgage Association, II, 5.$334,651
213,861   Government National Mortgage Association, II, 7.$221,339
14,899    Government National Mortgage Association Pool 6.$ 14,993
109,754   Government National Mortgage Association Pool 6.$111,723
27,458    Government National Mortgage Association Pool 7.$ 28,640
742,086   Government National Mortgage Association, 4.5%, $699,152
1,394,386 Government National Mortgage Association, 4.5%, $1,312,141
462,023   Government National Mortgage Association, 4.5%, $430,443
196,408   Government National Mortgage Association, 4.5%, $184,823
429,161   Government National Mortgage Association, 4.5%, $403,848
209,191   Government National Mortgage Association, 4.5%, $196,986
946,158   Government National Mortgage Association, 4.5%, $890,351
761,077   Government National Mortgage Association, 4.5%, $717,045
383,528   Government National Mortgage Association, 5.0%, $377,372
884,902   Government National Mortgage Association, 5.0%, $858,092
465,492   Government National Mortgage Association, 5.0%, $451,057
148,238   Government National Mortgage Association, 5.0%, $143,641
308,880   Government National Mortgage Association, 5.0%, $303,713
397,872   Government National Mortgage Association, 5.5%, $398,214
207,616   Government National Mortgage Association, 5.5%, $205,722
625,358   Government National Mortgage Association, 5.5%, $619,652
403,400   Government National Mortgage Association, 5.5%, $399,605
175,602   Government National Mortgage Association, 5.5%, $174,000
891,764   Government National Mortgage Association, 5.5%, $883,377
777,235   Government National Mortgage Association, 5.5%, $770,145
1,302,914 Government National Mortgage Association, 5.5%, $1,291,027
138,949   Government National Mortgage Association, 5.5%, $137,682
146,343   Government National Mortgage Association, 6.0%, $149,040
227,315   Government National Mortgage Association, 6.0%, $231,442
265,921   Government National Mortgage Association, 6.0%, $269,228
385,978   Government National Mortgage Association, 6.0%, $390,568
417,757   Government National Mortgage Association, 6.0%, $422,983
447,333   Government National Mortgage Association, 6.0%, $455,579
587,087   Government National Mortgage Association, 6.0%, $597,908
299,456   Government National Mortgage Association, 6.0%, $303,217
405,589   Government National Mortgage Association, 6.0%, $410,632
507,495   Government National Mortgage Association, 6.0%, $513,805
569,406   Government National Mortgage Association, 6.0%, $576,486
1,213,621 Government National Mortgage Association, 6.0%, $1,228,843
267,314   Government National Mortgage Association, 6.0%, $272,247
169,334   Government National Mortgage Association, 6.0%, $171,440
247,746   Government National Mortgage Association, 6.0%, $250,826
356,197   Government National Mortgage Association, 6.0%, $345,536
298,052   Government National Mortgage Association, 6.0%, $301,804
160,284   Government National Mortgage Association, 6.0%, $162,302
148,039   Government National Mortgage Association, 6.0%, $149,880
413,241   Government National Mortgage Association, 6.00%,$418,379
226,002   Government National Mortgage Association, 6.5%, $234,279
29,218    Government National Mortgage Association, 6.5%, $ 30,302
26,702    Government National Mortgage Association, 6.5%, $ 27,727
150,016   Government National Mortgage Association, 6.5%, $155,538
20,028    Government National Mortgage Association, 6.5%, $ 20,771
79,867    Government National Mortgage Association, 7.0%, $ 83,297
43,787    Government National Mortgage Association, 7.0%, $ 45,667
24,790    Government National Mortgage Association, 7.0%, $ 25,858
53,936    Government National Mortgage Association, 7.0%, $ 56,243
82,453    Government National Mortgage Association, 7.0%, $ 85,994
55,552    Government National Mortgage Association, I, 7.0$ 57,937
398,756   Government National Mortgage Association, II, 5.$397,667
799,660   Government National Mortgage Association, Pool 5$775,726
375,788   Government National Mortgage Association, Pool 5$372,360
360,356   Government National Mortgage Association, Pool 5$357,069
240,000   U.S. Treasury Bonds, 6.25%, 8/15/23             $272,194
850,000   U.S. Treasury Bonds, 7.25%, 5/15/16             $1,005,258
4,015,806 U.S. Treasury Inflation Notes, 1.875%, 7/15/15  $3,862,077
441,048   U.S. Treasury Inflation Notes, 3.0%, 7/15/12    $459,603
1,138,830 U.S. Treasury Inflation Protected Security, 3.37$1,207,426
1,116,298 U.S. Treasury Inflation Protected Security, 3.5%$1,180,006
400,000   U.S. Treasury Notes, 4.0%, 2/15/15              $374,859
250,000   U.S. Treasury Notes, 4.25%, 11/15/14            $238,945
1,940,000 U.S. Treasury Notes, 4.875%, 2/15/12            $1,943,030
360,000   U.S. Treasury Notes, 5.25%, 2/15/29             $369,647
905,000   U.S. Treasury Notes, 5.375%, 2/15/31            $952,654
550,000   U.S. Treasury Notes, 5.5%, 8/15/28              $582,699
450,000   U.S. Treasury Notes, 7.875%, 2/15/21            $580,922
500,000   U.S. Treasury Strip Zero Coupon Due: 05/15/13   $354,037
1,200,000 U.S. Treasury Strip, 0.0%, 11/15/13             $827,480
                                                          $61,345,106
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.1 %
          (Cost   $62,846,224)                            $61,345,106
          Municipal Bonds - 0.4 %
          Government - 0.4 %
          Muni Tobacco - 0.4 %
350,000   Tobacco Settlement Authority Iowa, 6.79%, 6/1/10$360,420
          Total Government                                $360,420
          TOTAL Municipal Bonds - 0.4 %
          (Cost   $330,823)                               $360,420

          TEMPORARY CASH INVESTMENTS - 6.1 %
          Repurchase Agreement - 6.1 %
5,500,000 UBS Warburg, Inc., 4.45%, dated 3/31/06, repurch$5,500,000
          Total Repurchase Agreement                      $5,500,000
          TOTAL Temporary Cash Investments - 6.1 %
          (Cost   $5,500,000)                             $5,500,000

          TOTAL INVESTMENT IN SECURITIES -101.3%
          (Cost $92,254,569)                              $90,773,993
          OTHER ASSETS AND LIABILITIES -(1.3)%            $(1,153,194)
          TOTAL NET ASSETS -100.0%                        $89,620,799

144A      Security is exempt from registration under Rule 144A of the Securities
Act of 1993. Such securities may be resold normally to qualified institutional buy

N/R       Not rated.

(a) At March 31, 2006 the net unrealized loss on investments based on cost for federal income tax purposes of $92,254,569 was as follows:

          Aggregate gross unrealized gain for all investme$18,361,057

          Aggregate gross unrealized loss for all investmen(990,727)
          Net unrealized gain                             $17,370,330





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.